Fair Value of Financial Assets and Liabilities-Offsetting of financial assets and liabilities (Details) - Derivatives - CLP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Effect of offsetting on assets balance sheet
Gross amount	$ 1,247,941	$ 939,649
Net amounts reported on the balance sheet	1,247,941	939,649
Related amount not offset
Financial Instruments	(600,439)	(588,360)
Financial Collateral	(34,212)	(54,336)
Net amount	613,290	296,953
Effect of offsetting on liabilities balance sheet
Gross amount	1,392,995	966,509
Net amounts reported on the balance sheet	1,392,995	966,509
Related amount not offset
Financial Instruments	(600,439)	(588,360)
Financial Collateral	(83,523)	(164,889)
Net amount	$ 709,033	$ 213,260